Trade receivables, Summary (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables [Abstract]
Total trade receivables	$ 325,358	$ 151,366
Contract assets	96,023	56,215
Allowance for doubtful accounts	(20,294)	(21,218)	$ (14,385)
Trade receivables, net	401,087	186,363
Sludge Ships [Member]
Trade receivables [Abstract]
Total trade receivables	105,373	0
Shipyards [Member]
Trade receivables [Abstract]
Total trade receivables	59,942	40,979
Tugboats [Member]
Trade receivables [Abstract]
Total trade receivables	13,883	13,981
Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	10,071	14,485
Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	68,486	29,864
Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	0	98
Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	7,839	331
Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	889	7,152
Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	66	106
Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	35,560	27,145
Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	20,705	16,204
Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	1,277	1,021
Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 1,267	$ 0